Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 1,396,545	$ 470,800	$ 223,576
Cash - restricted	87,380
Surety Bonds	19,237
Prepaid expenses	269,342	6,718
Total current assets	1,772,504	477,518	223,576
Equipment, net	8,731	7,722	9,715
Dino Might program	1,979	1,979	1,979
Total assets	1,783,214	487,219	235,270
Current liabilities
Accounts payable and accrued liabilities	407,415	153,551	223,067
Due to customers, net	86,719
Deferred compensation			300,995
Note payable - related party		180,382	100,000
Convertible debenture, net - related party			85,829
Total current liabilities	494,134	333,933	709,891
Commitments and Contingencies (Note 9)
Stockholders' equity
Preferred stock value
Common stock, $.0001 par value: 700,000,000 shares authorized; 25,052,746 shares issued and outstanding as of September 30, 2020 and 24,122,746 shares issued and outstanding as of December 31, 2019	2,505	2,412	2,285
Additional paid-in capital	44,540,824	39,276,685	33,798,526
Accumulated deficit	(43,254,249)	(39,125,811)	(34,275,432)
Total stockholders' equity	1,289,080	153,286	(474,621)
Total liabilities and stockholders' deficit	1,783,214	487,219	235,270
Preferred stock Series C
Stockholders' equity
Preferred stock value